Capital Contribution and Partners' Equity (Details) - USD ($)			1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended
	Oct. 07, 2017	Dec. 30, 2016	Oct. 31, 2017	Sep. 30, 2017	Jul. 25, 2017	Sep. 30, 2017
Capital Contribution and Partners' Equity (Details) [Line Items]
Partners' Capital Account, Contributions		$ 1,000
Partners' Capital Account, Return of Contribution Upon Minimum Offering						$ 990
Minimum Unit Offering, Shares (in Shares)					1,315,790
Partners Capital Account, Units Sold, Price Per Unit (in Dollars per share)					$ 19.00
Partners' Capital Account, Units, Sale of Units (in Shares)						2,570,525
Proceeds from Issuance of Common Limited Partners Units						$ 48,800,000
Proceeds, Net of Offering Costs, from Issuance of Common Limited Partners Units						$ 45,400,000
Partners' Capital Account, Description of Units Sold						The Partnership intends to continue to raise capital through its best-efforts offering of common units by the Managing Dealer at $20.00. Under the agreement with the Managing Dealer, the Managing Dealer receives a total of 6% in selling commissions and a marketing expense allowance based on gross proceeds of the common units sold. The Managing Dealer also has Dealer Manager Incentive Fees (defined below) where the Managing Dealer could receive distributions up to an additional 4% of gross proceeds of the common units sold in the Partnership’s best-efforts offering as outlined in the prospectus based on the performance of the Partnership.
Managing Dealer, Selling Commissions, Percentage						6.00%
Managing Dealer, Maximum Contingent Incentive Fee on Gross Proceeds, Percentage						4.00%
Managing Dealer, Maximum Contingent Incentive Fee on Gross Proceeds						$ 2,000,000
Key Provisions of Operating or Partnership Agreement, Description						The Agreement of Limited Partnership of the Partnership (the “Partnership Agreement”) provides that “Payout”, which is defined below, occurs on the day when the aggregate amount distributed with respect to each of the common units equals $20.00 plus the Payout Accrual. The Partnership Agreement defines “Payout Accrual” as 7% per annum simple interest accrued monthly until paid on the Net Investment Amount outstanding from time to time. The Partnership Agreement defines Net Investment Amount initially as $20.00 per common unit, regardless of the amount paid for the common unit. If at any time the Partnership distributes to holders of common units more than the Payout Accrual, the amount the Partnership distributes in excess of the Payout Accrual will reduce the Net Investment Amount.All distributions made by the Partnership after Payout, which may include all or a portion of the proceeds of the sale of all or substantially all of the Partnership’s assets, will be made as follows:·First, (i) to the Record Holders of the Incentive Distribution Rights, 30%; (ii) to the Managing Dealer, the “Dealer Manager Incentive Fees”, 30%, until such time as the Managing Dealer receives 4% of the gross proceeds of the common units sold; and (iii) to the Record Holders of outstanding common units, 40%, pro rata based on their percentage interest.·Thereafter, (i) to the Record Holders of the Incentive Distribution Rights, 60%; and (ii) to the Record Holders of outstanding common units, 40%, pro rata based on their percentage interest.All items of income, gain, loss and deduction will be allocated to each Partner’s capital account in a manner generally consistent with the distribution procedures outlined above.
Distribution Made to Limited Partner, Distributions Paid, Per Unit (in Dollars per share)				$ 0.249316		$ 0.249316
Distribution Made to Limited Partner, Cash Distributions Paid				$ 500,000		$ 477,744
Subsequent Event [Member]
Capital Contribution and Partners' Equity (Details) [Line Items]
Partners Capital Account, Units Sold, Price Per Unit (in Dollars per share)	$ 20.00		$ 19.00
Partners' Capital Account, Units, Sale of Units (in Shares)			2,631,579
Distribution Made to Limited Partner, Distributions Paid, Per Unit (in Dollars per share)			$ 0.107397
Distribution Made to Limited Partner, Cash Distributions Paid			$ 300,000